Restricted Escrows and Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Escrows and Reserve Accounts
	December 31, 2014	December 31, 2013
Real estate tax escrow	$387,063	$86,105
Replacement reserve escrow	166,914	92,530
Property insurance escrow	60,186	11,837
General escrow	33,000	-
Tenant improvements & leasing cost escrow	1,246,489	-
	$1,893,652	$190,472